Annual Total Returns (Vanguard PRIMECAP Fund - Admiral Shares Participant:) (Vanguard PRIMECAP Fund, Vanguard PRIMECAP Fund - Admiral Shares)	12 Months Ended
Sep. 30, 2013
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Annual Total Return
2013	39.86%
2012	15.38%
2011	(1.77%)
2010	12.99%
2009	34.60%
2008	(32.33%)
2007	11.61%
2006	12.49%
2005	8.67%
2004	18.47%